CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Millions		Total	Share capital	Additional paid-in capital	Treasury shares	Reserves and retained earnings	Stock options and other share- based payments	Other comprehensive income	Attributable to equity holders of Sanofi	Attributable to non- controlling interests
Beginning balance at Dec. 31, 2017	[1]	€ 58,239	€ 2,508	€ 58	€ (14)	€ 52,804	€ 3,298	€ (584)	€ 58,070	€ 169
First-time application of IFRS 9		(13)				839		(852)	(13)
Other comprehensive income for the period		959				(305)		1,268	963	(4)
Net income for the period	[1]	4,410				4,306			4,306	104
Comprehensive income		5,369				4,001		1,268	5,269	100
Dividend paid out of earnings		(3,773)				(3,773)			(3,773)
Payment of dividends to non-controlling interests		(97)								(97)
Share repurchase program	[2]	(1,100)			(1,100)				(1,100)
Reductions in share capital		0	(24)	(213)	880	(643)
Share-based payment plans:
Exercise of stock options		59	2	57					59
Issuance of restricted shares and vesting of existing restricted shares	[3]	0	4	(4)	80	(80)
Employee share ownership plan		120	5	115					120
Proceeds from sale of treasury shares on exercise of stock options		1			1				1
Value of services obtained from employees		284					284		284
Tax effects of the exercise of stock options		14					14		14
Other changes arising from issuance of restricted shares	[4]	13				13			13
Change in non-controlling interests without loss of control		(65)				(68)			(68)	3
Change in non-controlling interests arising from divestment		(16)								(16)
Ending balance at Dec. 31, 2018	[1]	€ 59,035	2,495	13	(153)	53,093	3,596	(168)	58,876	159
Share-based payment plans:
Dividend paid per share (in euros per share)		€ 3.03
Other comprehensive income for the period		€ 56				(384)		439	55	1
Net income for the period		1,065				1,050			1,050	15
Comprehensive income		1,121				666		439	1,105	16
Dividend paid out of earnings		(3,834)				(3,834)			(3,834)
Payment of dividends to non-controlling interests		(10)								(10)
Share repurchase program	[2]	(12)			(12)				(12)
Exercise of stock options		44	2	42		0			44
Issuance of restricted shares and vesting of existing restricted shares	[3]	0	7	(7)	153	(153)
Proceeds from sale of treasury shares on exercise of stock options		3			3				3
Value of services obtained from employees		131					131		131
Tax effects of the exercise of stock options		3					3		3
Other changes arising from issuance of restricted shares	[4]	30				30			30
Other	[5]	7				7			7
Ending balance at Jun. 30, 2019		€ 56,518	2,504	48	(9)	49,809	3,730	271	56,353	165
Share-based payment plans:
Dividend paid per share (in euros per share)		€ 3.07
Beginning balance at Dec. 31, 2018	[1]	€ 59,035	2,495	13	(153)	53,093	3,596	(168)	58,876	159
Other comprehensive income for the period		650
Net income for the period		2,837
Comprehensive income		3,487
Ending balance at Dec. 31, 2019		59,108	2,508	147	(9)	51,780	3,863	645	58,934	174
Beginning balance at Jun. 30, 2019		56,518	2,504	48	(9)	49,809	3,730	271	56,353	165
Other comprehensive income for the period		594				222		374	596	(2)
Net income for the period		1,772				1,756			1,756	16
Comprehensive income		2,366				1,978		374	2,352	14
Payment of dividends to non-controlling interests		(4)								(4)
Share-based payment plans:
Exercise of stock options		103	4	99		0			103
Value of services obtained from employees		121					121		121
Tax effects of the exercise of stock options		12					12		12
Change in non-controlling interests without loss of control		(8)				(7)			(7)	(1)
Ending balance at Dec. 31, 2019		59,108	2,508	147	(9)	51,780	3,863	645	58,934	174
Other comprehensive income for the period		(838)				64		(894)	(830)	(8)
Net income for the period		9,301				9,281			9,281	20
Comprehensive income		8,463				9,345		(894)	8,451	12
Dividend paid out of earnings		(3,937)				(3,937)			(3,937)
Payment of dividends to non-controlling interests		(4)								(4)
Share repurchase program	[2]	(361)			(361)				(361)
Share-based payment plans:
Exercise of stock options		38	1	37					38
Issuance of restricted shares and vesting of existing restricted shares	[3]	0	3	(3)	126	(126)			0
Value of services obtained from employees		165					165		165
Tax effects of the exercise of stock options		12					12		12
Other changes arising from issuance of restricted shares	[4]	2				2			2
Ending balance at Jun. 30, 2020		€ 63,486	€ 2,512	€ 181	€ (244)	€ 57,064	€ 4,040	€ (249)	€ 63,304	€ 182
Share-based payment plans:
Dividend paid per share (in euros per share)		€ 3.15

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	See Note B.8.2.
[3]	This line includes restricted share awards fulfilled using existing shares.
[4]	Issuance of restricted shares to former employees of the Animal Health business and the European Generics business subsequent to the date of divestment
[5]	This line includes the impact of the settlement of a put option granted to non-controlling interests in connection with a divestment.